Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern Details Narrative
Accumulated Deficit	$ (114,541,440)		$ (114,541,440)		$ (104,971,384)	$ (99,433,448)
Cash and Cash Equivalents	72,311	$ 40,226	72,311	$ 40,226	730,184	133,571	$ 152,930
Net Cash Used in Operating Activities			(2,271,566)	(944,831)	(1,528,971)	(3,199,453)
Net Loss	$ (825,142)	$ (851,325)	$ (9,570,056)	$ (2,760,794)	$ (5,537,936)	$ (6,439,040)